Business Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Acquisitions

6. BUSINESS ACQUISITIONS

In line with the Company’s strategic growth initiatives, the Company acquired several businesses during the nine months ended September 30, 2020 and September 30, 2019. The results of each of those acquired businesses are included in the condensed consolidated financial statements beginning on the respective acquisition dates. Each transaction qualified as an acquisition of a business and was accounted for as a business combination. All acquisitions resulted in the recognition of goodwill. The Company paid these premiums resulting in such goodwill for a number of reasons, including expected synergies from combining operations of the acquiree and the Company while also growing the Company’s customer base, acquiring assembled workforces, expanding its presence in certain markets and expanding and advancing its product and service offerings. The Company recorded the assets acquired and liabilities assumed at their acquisition date fair value, with the difference between the fair value of the net assets acquired and the acquisition consideration reflected as goodwill.

The identifiable intangible assets for acquisitions are valued using the excess earnings method discounted cash flow approach for customer relationships, the relief from royalty method for trade names, the patent and external proprietary software, the “with and without” method for covenants not to compete and the replacement cost method for the internal proprietary software by incorporating Level 3 inputs as described under the fair value hierarchy of ASC 820. These unobservable inputs reflect the Company’s own assumptions about which assumptions market participants would use in pricing an asset on a non-recurring basis. These assets will be amortized over their respective estimated useful lives.

Other purchase price obligations (primarily deferred purchase price liabilities and target working capital liabilities or receivables) are included on the condensed consolidated statements of financial position in accounts payable and other accrued liabilities, other non-current liabilities or accounts receivable-net in the case of working capital deficits. Contingent consideration outstanding from acquisitions are included on the condensed consolidated statements of financial position in business acquisition contingent consideration, current or in business acquisitions contingent consideration, long-term. These obligations are scheduled to be settled if certain performance thresholds are met.

The Company considers several factors when determining whether or not contingent consideration liabilities are part of the purchase price, including the following: (i) the valuation of its acquisitions is not supported solely by the initial consideration paid, (ii) the former stockholders of acquired companies that remain as key employees receive compensation other than contingent consideration payments at a reasonable level compared with the compensation of the Company’s other key employees and (iii) contingent consideration payments are not affected by employment termination. The Company reviews and assesses the estimated fair value of contingent consideration at each reporting period.

Transaction costs related to business combinations totaled $3.8 million and $2.4 million for the nine months ended September 30, 2020 and September 30, 2019, respectively, and zero and $1.3 million for the three months ended September 30, 2020 and September 30, 2019, respectively. These costs are expensed within the selling, general and administrative expense in the accompanying condensed consolidated statements of operations.

The cash payment made to acquire The Center for Toxicology and Environmental Health, L.L.C. (“CTEH”) was funded through the issuance of the Convertible and Redeemable Series A-2 Preferred Stock (Note 16) and the common stock portion of the purchase price was funded through the issuance of 791,139 shares of common stock. Cash payments made to acquire businesses during the nine months ended September 30, 2019 were funded through the Company’s prior senior secured credit facility (Note 12).

Acquisitions completed during the nine months ended September 30, 2020

The Center for Toxicology and Environmental Health, L.L.C.—In April 2020, the Company completed the acquisition of CTEH by acquiring 100% of its membership interests. CTEH is an environmental consulting company headquartered in Arkansas that specializes in environmental response and toxicology. The transaction qualified as an acquisition of a business and is accounted for as a business combination.

Leed Environmental Inc.— In September 2020, the Company acquired certain testing assets, and operations from Leed Environmental Inc. (“LEED”). LEED provides environmental project management and coordination services. LEED expands the Company’s remediation capabilities in the Northeast region of the United States.

American Environmental Testing Co.— In September 2020, the Company acquired certain assets and operations of American Environmental Testing Co. (“AETC”), a stack testing company in Utah. AETC expands the Company’s air measurement and analysis capabilities in the West Coast region.

The following table summarizes the elements of purchase price of the acquisitions completed during the nine months ended September 30, 2020:

	Cash	Common Stock	Other Purchase Price Component Current	Other Purchase Price Component Long Term	Contingent Consideration Current	Contingent Consideration Long Term	Total Purchase Price
CTEH	$175,000	$25,000	$(2,297)	$—	$34,451	$10,543	$242,697
All other acquisitions	450	—	50	100	210	—	810

	$175,450	$25,000	$(2,247)	$100	$34,661	$10,543	$243,507

The contingent consideration elements of the purchase price of the acquisitions is related to earn-outs which are based on the expected achievement of revenue or earnings thresholds as of the date of the acquisition and for which the maximum potential amount is limited.

CTEH first year earnout is to be calculated at twelve times CTEH’s 2020 EBITDA (as defined in the purchase agreement) in excess of $18.3 million, with a maximum first year earn-out payment of $50.0 million. The second year earn-out is to be calculated at ten times CTEH’s 2021 EBITDA in excess of actual 2020 EBITDA (with actual 2020 EBITDA subject to a minimum of $18.3 million and a maximum of $22.5 million), with a maximum second year earn-out payment of $30.0 million. The 2020 earn out was initially payable 100% in common stock, but as a result of the completion of the Company’s IPO (Note 1), 50% of any 2020 earnout payment will be payable in cash and 50% will be payable, at the Company’s election, in cash or shares of common stock. The 2021 earn out, if any, is payable 100% in cash.

The preliminary purchase price attributable to the acquisitions was allocated as follows:

	CTEH	All Other Acquisitions	Total
Cash	$1,527	$—	$1,527
Accounts receivable	17,059	—	17,059
Other current assets	1,265	—	1,265

Current assets	19,851	—	19,851
Property and equipment	7,042	75	7,117
Customer relationships	56,000	—	56,000
Trade names	4,200	—	4,200
Covenants not to compete	4,000	109	4,109
Proprietary software	14,700	—	14,700
Goodwill	146,625	626	147,251

Total assets	252,418	810	253,228
Current liabilities	9,721	—	9,721

Total liabilities	9,721	—	9,721

Purchase price	$242,697	$810	$243,507

For the acquisitions completed during the nine months ended September 30, 2020, the results of operations have been combined with those of the Company. The Company’s condensed consolidated statement of operations for the three and nine months ended September 30, 2020 includes revenue and pre-tax income of $37.2 million and $5.7 million, respectively, related mainly to the CTEH acquisition. CTEH, LEED and AETC are included in the Company’s Assessment, Permitting and Response, Remediation and Reuse and Measurement and Analysis segments, respectively.

The weighted average useful lives for the acquired customer relationships and internal proprietary software for the CTEH acquisition are 15 years and 3 years, respectively. The weighted average useful lives for the acquired tradenames, covenants not to compete and external proprietary software for the CTEH acquisition is 5 years. The weighted average useful lives for the acquired covenants not to compete for the other acquisitions is 4 years.

Goodwill associated with the CTEH, LEED and AETC acquisitions is deductible for income tax purposes.

Acquisitions completed during the nine months ended September 30, 2019

Golden Specialty, Inc.—In March 2019, the Company acquired 100% of the issued and outstanding capital stock of Golden Specialty, Inc. (“Golden”), an air testing laboratory in Texas. Golden expands the Company’s air measurement and analysis capabilities in the Gulf Coast region.

Target Emission Services Inc.—In April 2019, the Company acquired 100% of the issued and outstanding capital stock of Target Emission Services, Inc. (“TES”), an emission detection company in Canada. TES expands the Company’s LDAR business, increasing the geographic footprint in Canada and initiating growth into international markets.

Target Emission Services USA LP—In April 2019, the Company acquired 100% of the issued and outstanding capital stock of Target Emission Services USA LP (now Target Emission Services USA LLC) (“TESUS”), an emission detection company in the United States. TESUS expands the Company’s LDAR business throughout the United States.

Air Water & Soil Laboratories, Inc.—In June 2019, the Company acquired 100% of the issued and outstanding capital stock of Air Water & Soil Laboratories, Inc. (“AWS”), a provider of air, water, and soil testing in the mid-Atlantic region. AWS expands the Company’s air, water, and soil environmental lab services in the East Coast region.

Advanced Environmental Compliance LLC—In July 2019, the Company acquired certain emissions testing assets, employees and customer relationships from Advanced Environmental Compliance LLC (“AEC”). AEC is in the business of providing air quality measurement and analysis services, together with environmental laboratory services. AEC expands the Company’s emissions testing services offering in the West Coast region.

LEHDER Environmental Services Ltd.—In July 2019, the Company acquired 100% of the issued and outstanding capital stock of LEHDER Environmental Services (“LEHDER”), a provider of air quality management services in Canada. LEHDER expands the Company’s international reach and air quality services capabilities in Canada.

Emerging Compounds Treatments Technologies, Inc.—In August 2019, the Company acquired 100% of the issued and outstanding capital stock of Emerging Compounds Treatments Technologies, Inc. (“ECT2”), a provider of novel technologies for removing contaminants/compounds from water and air. ECT2 expands the Company’s water and air treatment capabilities throughout the United States and Australia.

The following table summarizes the elements of purchase price of the acquisitions completed during the nine months ended September 30, 2019:

	Cash	Common Stock	Other Purchase Price Components	Contingent Consideration	Total Purchase Price
Golden	$1,500	—	—	$477	$1,977
TES	2,359	322	25	4,911	7,617
TESUS	18,683	3,041	1,495	—	23,219
AWS	6,020	—	150	—	6,170
AEC	808	—	—	—	808
LEHDER	3,878	684	—	13	4,575
ECT2	54,037	—	(220)	—	53,817

	$87,285	$4,047	$1,450	$5,401	$98,183

Contingent consideration elements of the purchase price of these acquisitions are related to earn-outs which are based on the expected achievement of revenue or earnings thresholds by the applicable business as of the date of the acquisition and for which the maximum potential amount to be earned is generally not limited.

The purchase price attributable to the acquisitions was allocated as follows:

	ECT2	All Other Acquisitions	Total
Cash	$3,149	$2,137	$5,286
Restricted cash	629	—	629
Accounts receivable	1,707	3,751	5,458
Other current assets	498	61	559

Current assets	5,983	5,949	11,932
Property and equipment	776	3,288	4,064
Customer relationships	13,840	12,748	26,588
Trade names	1,008	659	1,667
Covenants not to compete	3,360	2,083	5,443
Proprietary software	—	2,560	2,560
Patent	17,479	—	17,479
Goodwill	16,395	20,227	36,622

Total assets	58,841	47,514	106,355
Current liabilities	5,024	977	6,001
Non- current liabilities	—	2,171	2,171

Total liabilities	5,024	3,148	8,172

Purchase price	$53,817	$44,366	$98,183

The weighted average useful lives for the acquired customer relationships, trade names, covenants not to compete, proprietary software and patent for these acquisitions are 9.5 years, 1.5 years, 4 years, 3 years and 16 years, respectively.

For the acquisitions completed during the nine months ended September 30, 2019, the results of operations since the acquisition dates have been combined with those of the Company. The Company’s three and nine months ended September 30, 2019 condensed consolidated statement of operations includes revenue of $7.7 million and pre-tax income of $1.5 million, respectively, related to these acquisitions. The Golden, TES, TESUS, AWS, AEC and LEHDER acquisitions are included in the Company’s Measurement and Analysis segment. The ECT2 acquisition is included in the Company’s Remediation and Reuse segment.

Goodwill associated with the acquisitions of Golden, AEC and ECT2 is deductible for income tax purposes.

Supplemental Unaudited Pro-Forma—The unaudited condensed consolidated financial information summarized in the following table gives effect to the 2020 and the 2019 acquisitions discussed above assuming they occurred on January 1, 2019. These unaudited consolidated pro forma operating results do not assume any impact from revenue, cost or other operating synergies that are expected or may have been realized as a result of the acquisitions. These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2019, nor does the information purport to reflect results for any future period.

	For the Three Months Ended September 30,
	2020			2019
	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
Revenues	$84,705	$—	$84,705	$57,623	$18,551	$76,174
Net (loss) income	(30,737)	—	(30,737)	(6,683)	4,042	(2,641)

	For the Nine Months Ended September 30,
	2020			2019
	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
Revenues	$219,502	$31,253	$250,755	$165,978	$107,459	$273,437
Net (loss) income	(58,761)	10,288	(48,473)	(12,247)	30,002	17,755

7. BUSINESS ACQUISITIONS

In line with the Company’s strategic growth initiatives, the Company acquired several businesses during the years ended December 31, 2019 and 2018. The results of each of those acquired businesses are included in the consolidated financial statements beginning on the respective acquisition dates. Each transaction qualified as an acquisition of a business and was accounted for as a business combination. All acquisitions resulted in the recognition of goodwill. The Company paid these premiums resulting in such goodwill for a number of reasons, including expected synergies from combining operations of the acquiree and the Company while also growing the Company’s customer base, acquiring assembled workforces, expanding its presence in certain markets and expanding and advancing its product and service offerings. The Company recorded the assets acquired and liabilities assumed at their acquisition date fair value, with the difference between the fair value of the net assets acquired and the acquisition consideration reflected as goodwill.

The identifiable intangible assets for acquisitions occurring in 2019 and 2018 were valued using the excess earnings method discounted cash flow approach for customer relationships, the relief from royalty method for trade names and the patent, and the “with and without” method for covenants not to compete by incorporating Level 3 inputs as described under the fair value hierarchy of ASC 820. These unobservable inputs reflect the Company’s own assumptions about which assumptions market participants would use in pricing an asset on a non-recurring basis. These assets will be amortized over their respective estimated useful lives.

Other purchase price obligations (primarily deferred purchase price liabilities and target working capital liabilities) and contingent consideration outstanding from 2019 and 2018 acquisitions are included on the consolidated statements of financial position in accounts payable and other accrued liabilities, other non-current liabilities for long term payables and accounts receivable-net for any working capital deficit receivable balance. These obligations are scheduled to be settled if certain performance thresholds are met.

The Company considers several factors when determining whether or not contingent consideration liabilities are part of the purchase price, including the following: (i) the valuation of its acquisitions is not supported solely by the initial consideration paid, (ii) the former stockholders of acquired companies that remain as key employees receive compensation other than contingent consideration payments at a reasonable level compared with the compensation of the Company’s other key employees and (iii) contingent consideration payments are not affected by employment termination. The Company reviews and assesses the estimated fair value of contingent consideration at each reporting period.

External transaction costs related to business combinations totaled $2.4 million and $1.2 million for the years ended December 31, 2019 and 2018, respectively. These costs are expensed within the selling, general and administrative expense in the accompanying consolidated statements of operations.

Cash payments made to acquire these businesses were funded primarily through the Company’s Credit Facilities.

2019 Acquisitions

Golden Specialty, Inc.—Effective March 15, 2019, the Company acquired 100% of the issued and outstanding capital stock of Golden Specialty, Inc. (“Golden”), an air testing laboratory in Texas. Golden expands the Company’s air measurement and analysis capabilities in the Gulf Coast region.

Target Emission Services Inc.—Effective April 30, 2019, the Company acquired 100% of the issued and outstanding capital stock of Target Emission Services, Inc. (“TES”), an emission detection company in Canada. TES expands the Company’s LDAR business, increasing the geographic footprint in Canada and initiating growth into international markets.

Target Emission Services USA LP—Effective April 30, 2019, the Company acquired 100% of the issued and outstanding capital stock of Target Emission Services USA LP (“TESUS”), an emission detection company in the United States. TESUS expands the Company’s LDAR business throughout the United States.

Air Water & Soil Laboratories, Inc.—Effective June 28, 2019, the Company acquired 100% of the issued and outstanding capital stock of Air Water & Soil Laboratories, Inc. (“AWS”), a provider of air, water, and soil testing in the mid-Atlantic region. AWS expands the Company’s air, water, and soil environmental lab services in the East Coast.

Advanced Environmental Compliance LLC—Effective July 9, 2019, the Company acquired certain emissions testing assets, employees and customer relationships from Advanced Environmental Compliance LLC (“AEC”). AEC is in the business of providing air quality measurement and analysis services, together with environmental laboratory services. AEC expands the Company’s emissions testing services offering in the West Coast.

LEHDER Environmental Services Ltd.—Effective July 31, 2019, the Company acquired 100% of the issued and outstanding capital stock of LEHDER Environmental Services (“LEHDER”), a provider of air quality management services in Canada. LEHDER expands the Company’s international reach and air quality services capabilities in Canada.

Emerging Compounds Treatments Technologies, Inc.—Effective August 31, 2019, the Company acquired 100% of the issued and outstanding capital stock of Emerging Compounds Treatments Technologies, Inc. (“ECT2”), a provider of novel technologies for removing contaminants/compounds from water and air. ECT2 expands the Company’s water and air treatment capabilities throughout the United States and Australia.

The following table summarizes the elements of purchase price of the 2019 acquisitions:

	Cash	Common Stock		Other Purchase Price Components		Contingent Consideration	Total Purchase Price
Golden	$1,500	$		$		$477	$1,977
TES	2,359		322		25	4,911	7,617
TESUS	18,683		3,041		1,495		23,219
AWS	6,020				150		6,170
AEC	808						808
LEHDER	3,878		684			13	4,575
ECT2	54,037				(220)		53,817

	$87,285		$4,047		$1,450	$5,401	$98,183

Contingent consideration elements of the purchase price of the Company’s acquisitions are related to earn-outs which are based on the expected achievement of revenue or earnings thresholds as of the date of the acquisition and for which the maximum potential amount to be earned is generally not limited.

The purchase price attributable to each acquisition was allocated as follows:

	ECT2	All Other Acquisitions	Total
Cash	$3,149	$2,137	$5,286
Restricted cash	629		629
Accounts receivable	1,707	3,751	5,458
Other current assets	498	61	559

Current assets	5,983	5,949	11,932
Property and equipment	776	3,288	4,064
Customer relationships	13,840	12,748	26,588
Trade names	1,008	659	1,667
Covenants not to compete	3,360	2,083	5,443
Proprietary software		2,560	2,560
Patent	17,479		17,479
Goodwill	16,395	20,227	36,622

Total assets	58,841	47,514	106,355

Current liabilities	5,024	977	6,001
Non- current liabilities		2,171	2,171

Total liabilities	5,024	3,148	8,172

Purchase price	$53,817	$44,366	$98,183

The weighted average useful lives for the acquired customer relationships, trade names, covenants not to compete, proprietary software and patent for these acquisitions are 9.5 years, 1.5 years, 4 years, 3 years and 16 years, respectively.

For the acquisitions completed during 2019, the results of operations since the acquisition dates have been combined with those of the Company. The Company’s 2019 consolidated statement of operations includes revenue and pre-tax income of $23.2 million and $2.4 million, respectively, related to these acquisitions, of which $11.3 million and $1.2 million of revenue and pre-tax income, respectively, relates to ECT2. The Golden, TES, TESUS, AWS, AEC and LEHDER acquisitions are included in the Company’s Measurement and Analysis segment. The ECT2 acquisition is included in the Company’s Remediation and Reuse segment.

Goodwill associated with the acquisitions of Golden, AEC and ECT2 is deductible for income tax purposes.

2018 Acquisitions

Southern Environmental Sciences, Inc.—Effective January 1, 2018, the Company acquired certain emissions testing assets, employees and customer relationships from Southern Environmental Sciences, Inc. (“SES”). SES provides air quality services that include air permitting, emissions testing and evaluation, industrial hygiene and noise monitoring. SES expands Montrose’s air quality testing presence in the South-East of the United States.

First Analytical Laboratories NC, LLC—Effective January 16, 2018, the Company acquired certain emission testing assets, employees and customer relationships from First Analytical Laboratories NC, LLC (“FA”). FA mainly provides inorganic chemicals analyses, with a specialization in trace metal analysis in support of air monitoring, drinking and waste water, manufacturing and other industries. FA expands Montrose’s environmental lab products offering capabilities on the North-East of the United States.

Advanced GeoServices Corp.—Effective January 31, 2018, the Company acquired 100% of the issued and outstanding capital stock of Advanced GeoServices Corp. (“AGC”). AGC provides environmental and geotechnical, municipal, civil engineering services, including remediation, groundwater, modeling and water and wastewater services. AGC expands Montrose’s remediation capabilities in the North-East region of the United States.

Streamline Environmental, Inc.—Effective February 1, 2018, the Company acquired 100% of the issued and outstanding capital stock of Streamline Environmental, Inc. (“Streamline”). Streamline is a soil and ground water consulting, assessment and remediation business. Streamline expands Montrose’s remediation capabilities in the South-East of the United States.

Leymaster Environmental Consulting, LLC—Effective March 31, 2018, the Company acquired 100% of the issued and outstanding membership interests of Leymaster Environmental Consulting, LLC (“Leymaster”). Leymaster specializes in environmental services, primarily site assessment and remediation for the real-estate industry. Leymaster expands Montrose’s remediation capabilities in the South-West of the United States.

Analytical Environmental Services, Corp.—Effective October 31, 2018, the Company acquired 100% of the issued and outstanding capital stock of Analytical Environmental Services, Corp. (“AES”). AES specializes in environmental consulting, planning and permitting. They are nationally recognized for their capabilities with environmental reports and technical studies that comply with National Environmental Policy Act (“NEPA”) and California Environmental Quality Act (“CEQA”) requirements. AES expands Montrose’s consulting, planning and permitting capabilities, particularly in the North-West of the United States.

Environmental Planning Specialists, Inc.—Effective November 30, 2018, the Company acquired 100% of the issued and outstanding capital stock of Environmental Planning Specialists, Inc. (“EPS”). EPS primarily provides air quality, environmental compliance, remediation and natural resources consulting. EPS expands Montrose’s consulting, planning and permitting capabilities, particularly in the South-East of the United States.

The following table summarizes the elements of purchase price of the 2018 acquisitions:

	Cash	Common Stock		Other Purchase Price Components	Contingent Consideration		Total Purchase Price
SES	$450	$		$50	$		$500
FA	1,096			360		372	1,828
AGC	7,400		925	95		871	9,291
Streamline	5,678		631	180			6,489
Leymaster	2,465		435	250		434	3,584
AES	21,877		2,028	(16)		1,274	25,163
EPS	9,995		1,615	(71)			11,539

	$48,961		$5,634	$848		$2,951	$58,394

Contingent consideration elements of the purchase price of the Company’s acquisitions are related to earn-outs which are based on the expected achievement of revenue or earnings thresholds as of the date of the acquisition and for which the maximum potential amount to be earned is generally not limited.

The purchase price attributable to each acquisition was allocated as follows:

	AES	All Other Acquisitions	Total
Cash	$2,746	$380	$3,126
Accounts receivable	1,404	5,045	6,449
Other current assets	32	288	320

Current assets	4,182	5,713	9,895
Property and equipment	532	1,002	1,534
Customer relationships	11,296	15,543	26,839
Trade names	241	812	1,053
Covenants not to compete	961	1,813	2,774
Goodwill	11,019	13,661	24,680

Total assets	28,231	38,544	66,775

Current liabilities	3,068	2,141	5,209
Non- current liabilities		3,172	3,172

Total liabilities	3,068	5,313	8,381

Purchase price	$25,163	$33,231	$58,394

The weighted average useful lives for the acquired customer relationships, trade names, and covenants not to compete for all acquisitions are 7 years, 1.5 years and 4 years, respectively.

For the acquisitions completed during 2018, the results of operations since the acquisition dates have been combined with those of the Company. The Company’s 2018 consolidated statement of operations includes revenue and pre-tax loss of $17.9 million and $0.3 million, respectively, related to these acquisitions, of which $1.0 million and $0.1 million of revenue and pre-tax income, respectively, is related to AES. The SES, FA, and Streamline acquisitions are included in the Company’s Measurement and Analysis segment. The AGC and Leymaster acquisitions are included in the Company’s Remediation and Reuse segment. The AES and EPS acquisitions are included in the Company’s Assessment, Permitting and Response segment.

Goodwill associated with the acquisitions of FA, SES, Leymaster, AES and EPS is deductible for income tax purposes.

Supplemental Unaudited Pro-Forma—The unaudited consolidated financial information summarized in the following table gives effect to the 2019 and 2018 acquisitions assuming they occurred on January 1, 2018. These unaudited consolidated pro forma operating results do not assume any impact from revenue, cost or other operating synergies that are expected as a result of the acquisitions. These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2018, nor does the information project results for any future period.

	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
2019
Revenues	$233,854	$25,446	$259,300
Net income (loss)	(23,557)	5,199	(18,358)

2018
Revenues	$188,805	$58,526	$247,331
Net income (loss)	(16,491)	14,580	(1,911)